5. ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2019
Notes
5. ACCOUNTS RECEIVABLE	5.ACCOUNTS RECEIVABLE The Company’s accounts receivable consists of the following:
	December 31, 2019	December 31, 2018
	$	$
Trade receivables	12,375	193,465
GST receivable	3,099	86,815
	15,474	280,280